Note 6 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Schedule of Goodwill [Table Text Block]
Agency segment
RMB
Balance as of January 1, 2014	78,553
Addition for acquisitions in 2014	54,921
Balance as of December 31, 2014	133,474
Balance as of December 31, 2015	133,474

Schedule of Goodwill Gross and Accumulated Impairment Loss [Table Text Block]
	Agency segment	Claims Adjusting segment	Total
	RMB	RMB	RMB
Gross as of January 1, 2014 and December 31, 2014	1,096,102	38,077	1,134,179
Eliminated on disposal of a subsidiary	—	(16,940)	(16,940)
Gross as of December 31, 2015	1,096,102	21,137	1,117,239
Accumulated impairment loss as of January 1, 2014 and December 31, 2014	(962,628)	(38,077)	(1,000,705)
Eliminated on disposal of a subsidiary	—	16,940	16,940
Accumulated impairment loss as of December 31, 2015	(962,628)	(21,137)	(983,765)
Net as of January 1, 2014, December 31, 2014 and 2015	133,474	—	133,474